Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Cik 0001821171_qell acquisition corp Member - Level 3	3 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities as of October 2, 2021	$ 27,791,100
Change in fair value of derivative warrant liabilities	33,704,100
Derivative warrant liabilities as of December 31, 2020	$ 61,495,200